Merger with TWC	6 Months Ended
Jun. 30, 2022
Merger with TWC [Abstract]
Merger with TWC

Note 3. Merger with TWC

On April 8, 2021, the Company entered into a Business Combination Agreement and Plan of Merger (the “Merger Agreement”) with TWC, a public listed company on Nasdaq and Cupcake Merger Sub, Inc., a new wholly-owned subsidiary of the Company (the “Merger Sub”) in the USA. TWC is a Special Purpose Acquisition Company (SPAC). On August 30, 2021, the Merger was consummated. Upon the terms and subject to the conditions of the Merger Agreement, at the effective time of the Merger and transactions contemplated by the Merger Agreement (the “Effective Time”), Merger Sub merged with and into TWC, the separate corporate existence of Merger Sub ceased and TWC became the surviving corporation and a wholly-owned subsidiary of the Company (the “Merger”). TWC became a wholly-owned subsidiary of the Company and the security holders of TWC became security holders of the Company.

On the date of Closing of the Merger (the “Closing”) and prior to the Merger becoming effective by acceptance of the Merger Certificate for filing by the Secretary of State of the State of Delaware, and prior to the Company’s Preferred Share conversion into ordinary shares, NIS 0.00001 par value (“Ordinary Shares”) as described below, an initial dividend of $21,300 (“Initial Dividend”) and an additional dividend of $78,700 (“Additional Dividend”) were paid to the holders of Company’s Ordinary Shares, Preferred Shares and vested restricted share units (“RSU”) (all the “Company Shareholders”).

The dividend distributions were subject to a withholding tax at the shareholder’s level at the rate of 5%-25%.

Immediately after the payment of the Initial Dividend and the Additional Dividend and prior to the Effective Time each Company Preferred Share was automatically converted into Ordinary Share in accordance with the terms in the Company’s Articles of Association.

Immediately following such conversion but prior to the Effective Time, the Company effected a reverse share split of each Company Ordinary Share into such number of Company Ordinary Shares, which set the Ordinary Share value at $10 ( See also Note 7).

Furthermore, the Company issued TWC security holders the following securities at the Effective Time: each public share was converted into the right to receive one (1) Ordinary Share (the “Per Share Merger Consideration”).

At the Effective Time each private warrant of TWC and each warrant of TWC Tech Holdings II, LLC sold to persons other than TWC (the “Public Warrant”) was converted into a warrant of the Company, exercisable for the amount of Per Share Merger Consideration that the holder thereof would have received if such warrant had been exercisable and exercised immediately prior to the Merger. Additionally, each option and RSU of the Company remain outstanding, subject to adjusted terms to reflect the effect of the share split on Ordinary Shares.

Concurrently with the execution of the Merger Agreement, certain accredited investors (the “PIPE Investors” and each, a “PIPE Investor”) entered into share purchase agreements (the “Share Purchase Agreements” and each, a “Share Purchase Agreement”) pursuant to which the PIPE Investors committed to purchase Ordinary Shares from certain Company shareholders at a purchase price of $10.00 per share in an aggregate number equal to 30,000,000 and an aggregate purchase price of $300,000 (the “PIPE Investments” and each, a “PIPE Investment”) on the closing date of August 30, 2021 (the “Closing Date”), which were converted into 30,000,000 Ordinary Shares upon the consummation of the Merger (the “PIPE Shares”). The PIPE Investment closed immediately prior to the Merger.